Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.19%
Communication services: 2.80%
Diversified telecommunication services: 0.27%
AT&T, Inc.	26,828	$396,786
Verizon Communications, Inc.	2,346	82,063
		478,849
Entertainment: 1.47%
Netflix, Inc.†	1,026	444,956
Spotify Technology SA†	2,958	455,443
Walt Disney Co.†	20,300	1,698,704
		2,599,103
Interactive media & services: 0.31%
Pinterest, Inc. Class A†	20,060	551,450
Wireless telecommunication services: 0.75%
T-Mobile U.S., Inc.†	9,776	1,331,980
Consumer discretionary: 7.04%
Automobiles: 0.90%
General Motors Co.	47,442	1,589,781
Diversified consumer services: 0.17%
Duolingo, Inc.†	556	81,821
H&R Block, Inc.	5,408	216,212
		298,033
Hotels, restaurants & leisure: 1.93%
Marriott International, Inc. Class A	2,433	495,140
McDonald’s Corp.	9,267	2,605,417
Starbucks Corp.	3,347	326,132
		3,426,689
Household durables: 1.29%
LGI Homes, Inc.†	642	79,030
M/I Homes, Inc.†	22,599	2,218,770
		2,297,800
Specialty retail: 2.75%
Bath & Body Works, Inc.	46,478	1,713,644
Best Buy Co., Inc.	14,767	1,128,937
ODP Corp.†	41,465	2,045,054
		4,887,635
Consumer staples: 7.17%
Beverages: 0.02%
Boston Beer Co., Inc. Class A†	70	25,580
Consumer staples distribution & retail: 1.95%
Kroger Co.	2,026	93,986
See accompanying notes to portfolio of investments
Allspring Large Company Value Portfolio | 1

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Consumer staples distribution & retail (continued)
Target Corp.	8,808	$1,114,652
Walmart, Inc.	13,827	2,248,409
		3,457,047
Food products: 3.73%
Archer-Daniels-Midland Co.	27,494	2,180,274
General Mills, Inc.	5,782	391,210
J M Smucker Co.	8,444	1,223,958
Mondelez International, Inc. Class A	30,910	2,202,647
Tyson Foods, Inc. Class A	11,790	628,053
		6,626,142
Household products: 0.78%
Colgate-Palmolive Co.	15,879	1,166,630
Energizer Holdings, Inc.	6,475	222,416
		1,389,046
Personal care products: 0.01%
Herbalife Ltd.†	1,578	23,702
Tobacco: 0.68%
Altria Group, Inc.	27,351	1,209,461
Energy: 8.44%
Energy equipment & services: 0.49%
ChampionX Corp.	5,114	184,564
Schlumberger NV	11,634	685,941
		870,505
Oil, gas & consumable fuels: 7.95%
Chesapeake Energy Corp.	1,378	121,553
Chevron Corp.	25,846	4,163,790
Exxon Mobil Corp.	26,368	2,931,858
Kinder Morgan, Inc.	17,320	298,250
Marathon Petroleum Corp.	1,858	265,267
ONEOK, Inc.	830	54,116
PBF Energy, Inc. Class A	28,866	1,353,527
Phillips 66	9,712	1,108,722
Pioneer Natural Resources Co.	2,512	597,680
Valero Energy Corp.	13,752	1,786,385
Williams Cos., Inc.	41,588	1,436,034
		14,117,182
Financials: 21.96%
Banks: 4.92%
Bank of America Corp.	101,508	2,910,234
Bank of NT Butterfield & Son Ltd.	11,871	345,684
Citigroup, Inc.	35,745	1,475,911
See accompanying notes to portfolio of investments
2 | Allspring Large Company Value Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Banks (continued)
JPMorgan Chase & Co.	26,836	$3,926,912
U.S. Bancorp	1,802	65,827
		8,724,568
Capital markets: 4.58%
BlackRock, Inc.	1,456	1,019,986
Charles Schwab Corp.	14,957	884,706
CME Group, Inc.	14,200	2,878,056
Goldman Sachs Group, Inc.	2,247	736,364
Intercontinental Exchange, Inc.	3,410	402,346
KKR & Co., Inc.	3,336	209,534
Morgan Stanley	3,718	316,588
S&P Global, Inc.	4,302	1,681,480
		8,129,060
Consumer finance: 1.19%
PROG Holdings, Inc.†	61,496	2,109,313
Financial services: 6.28%
Berkshire Hathaway, Inc. Class B†	25,390	9,145,478
Corebridge Financial, Inc.	10,094	179,976
StoneCo Ltd. Class A†	148,903	1,825,551
		11,151,005
Insurance: 4.99%
Aflac, Inc.	14,005	1,044,353
American International Group, Inc.	27,475	1,607,837
Aon PLC Class A	228	76,013
Arthur J Gallagher & Co.	18,125	4,177,450
Progressive Corp.	14,668	1,957,738
		8,863,391
Health care: 16.05%
Biotechnology: 3.78%
Acadia Pharmaceuticals, Inc.†	13,453	363,500
Alkermes PLC†	37,333	1,089,750
Amgen, Inc.	583	149,446
Catalyst Pharmaceuticals, Inc.†	15,770	221,411
Exelixis, Inc.†	20,058	449,099
Gilead Sciences, Inc.	5,828	445,726
Incyte Corp.†	48,529	3,131,576
Neurocrine Biosciences, Inc.†	2,195	239,014
TG Therapeutics, Inc.†	17,319	181,330
Veracyte, Inc.†	16,391	432,722
		6,703,574
Health care equipment & supplies: 2.41%
Baxter International, Inc.	589	23,914
DexCom, Inc.†	3,781	381,805
See accompanying notes to portfolio of investments
Allspring Large Company Value Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies (continued)
Integra LifeSciences Holdings Corp.†	26,384	$1,122,375
Intuitive Surgical, Inc.†	5,839	1,825,739
Medtronic PLC	11,260	917,690
		4,271,523
Health care providers & services: 3.91%
Cigna Group	3,992	1,102,830
CVS Health Corp.	15,171	988,694
Elevance Health, Inc.	3,885	1,717,209
Humana, Inc.	5,667	2,616,057
Progyny, Inc.†	13,926	519,997
		6,944,787
Life sciences tools & services: 1.81%
Avantor, Inc.†	65,311	1,413,983
Charles River Laboratories International, Inc.†	2,330	481,890
Danaher Corp.	3,245	859,925
Medpace Holdings, Inc.†	1,695	458,108
		3,213,906
Pharmaceuticals: 4.14%
Bristol-Myers Squibb Co.	16,619	1,024,561
Johnson & Johnson	1,459	235,891
Merck & Co., Inc.	41,321	4,503,163
Organon & Co.	22,591	496,098
Pfizer, Inc.	26,051	921,685
Viatris, Inc.	16,515	177,536
		7,358,934
Industrials: 13.19%
Aerospace & defense: 2.86%
Boeing Co.†	3,096	693,597
General Dynamics Corp.	7,511	1,702,293
TransDigm Group, Inc.†	2,961	2,676,300
		5,072,190
Air freight & logistics: 0.39%
FedEx Corp.	2,677	698,750
Building products: 0.24%
Carrier Global Corp.	7,380	423,981
Construction & engineering: 0.43%
Fluor Corp.†	20,340	711,697
Quanta Services, Inc.	265	55,615
		767,312
Electrical equipment: 0.15%
EnerSys	2,432	255,311
See accompanying notes to portfolio of investments
4 | Allspring Large Company Value Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Ground transportation: 0.96%
CSX Corp.	43,018	$1,299,144
Uber Technologies, Inc.†	8,431	398,196
		1,697,340
Industrial conglomerates: 2.48%
3M Co.	2,729	291,103
General Electric Co.	35,931	4,112,662
		4,403,765
Machinery: 3.32%
Deere & Co.	4,282	1,759,645
PACCAR, Inc.	47,537	3,911,820
Terex Corp.	3,255	197,285
Xylem, Inc.	231	23,918
		5,892,668
Passenger airlines: 2.26%
Alaska Air Group, Inc.†	46,167	1,937,629
Delta Air Lines, Inc.	45,077	1,932,902
United Airlines Holdings, Inc.†	2,947	146,790
		4,017,321
Professional services: 0.10%
Automatic Data Processing, Inc.	677	172,371
Information technology: 9.26%
Communications equipment: 0.60%
Cisco Systems, Inc.	18,629	1,068,373
IT services: 2.01%
Cognizant Technology Solutions Corp. Class A	1,994	142,790
DXC Technology Co.†	20,900	433,466
International Business Machines Corp.	20,309	2,981,971
		3,558,227
Semiconductors & semiconductor equipment: 5.51%
Analog Devices, Inc.	220	39,992
Diodes, Inc.†	10,693	875,222
KLA Corp.	1,356	680,536
Lam Research Corp.	3,254	2,285,610
Marvell Technology, Inc.	6,392	372,334
Microchip Technology, Inc.	42,091	3,444,727
QUALCOMM, Inc.	14,012	1,604,794
Skyworks Solutions, Inc.	4,426	481,283
		9,784,498
Software: 1.14%
Appfolio, Inc. Class A†	8,097	1,560,859
See accompanying notes to portfolio of investments
Allspring Large Company Value Portfolio | 5

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Software (continued)
Gen Digital, Inc.	3,605	$73,001
LiveRamp Holdings, Inc.†	12,295	397,620
		2,031,480
Materials: 5.68%
Chemicals: 3.47%
Air Products & Chemicals, Inc.	6,741	1,991,898
Chemours Co.	948	32,251
Linde PLC	10,691	4,137,845
		6,161,994
Metals & mining: 2.21%
Freeport-McMoRan, Inc.	95,570	3,814,198
Newmont Corp.	2,528	99,654
		3,913,852
Real estate: 2.99%
Industrial REITs : 2.68%
Prologis, Inc.	38,281	4,754,500
Residential REITs : 0.15%
American Homes 4 Rent Class A	7,295	262,912
Specialized REITs : 0.16%
Weyerhaeuser Co.	8,844	289,641
Utilities: 3.61%
Electric utilities: 3.61%
Duke Energy Corp.	37,028	3,288,086
MGE Energy, Inc.	348	25,206
NextEra Energy, Inc.	36,526	2,439,937
Southern Co.	9,641	652,985
		6,406,214
Total common stocks (Cost $169,697,607)		174,282,746

		Yield
Short-term investments: 1.48%
Investment companies: 1.48%
Allspring Government Money Market Fund Select Class♠∞		5.26%	2,626,164	2,626,164
Total short-term investments (Cost $2,626,164)				2,626,164
Total investments in securities (Cost $172,323,771)	99.67%			176,908,910
Other assets and liabilities, net	0.33			583,899
Total net assets	100.00%			$177,492,809

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
6 | Allspring Large Company Value Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,543,508	$9,101,214	$(12,018,558)	$0	$0	$2,626,164	2,626,164	$41,900
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	12	9-15-2023	$2,698,945	$2,709,600	$10,655	$0
See accompanying notes to portfolio of investments
Allspring Large Company Value Portfolio | 7

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
8 | Allspring Large Company Value Portfolio

Notes to portfolio of investments—August 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,961,382	$0	$0	$4,961,382
Consumer discretionary	12,499,938	0	0	12,499,938
Consumer staples	12,730,978	0	0	12,730,978
Energy	14,987,687	0	0	14,987,687
Financials	38,977,337	0	0	38,977,337
Health care	28,492,724	0	0	28,492,724
Industrials	23,401,009	0	0	23,401,009
Information technology	16,442,578	0	0	16,442,578
Materials	10,075,846	0	0	10,075,846
Real estate	5,307,053	0	0	5,307,053
Utilities	6,406,214	0	0	6,406,214
Short-term investments
Investment companies	2,626,164	0	0	2,626,164
	176,908,910	0	0	176,908,910
Futures contracts	10,655	0	0	10,655
Total assets	$176,919,565	$0	$0	$176,919,565
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of August 31, 2023, $275,000 was segregated as cash collateral for these open futures contracts.
For the three months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
Allspring Large Company Value Portfolio | 9